Note 1 - Segment information	12 Months Ended
Dec. 31, 2023
Note 1 - Segment information
Note 1 - Segment information

1      Segment information

As mentioned in section II.C, the Segment Information is disclosed as follows:

Reportable operating segments

(All amounts in millions of U.S. dollars)

Year ended December 31, 2023	Tubes	Other	Total
Management view - operating income	4,337	129	4,466
Difference in cost of sales			(134)
Differences in selling, general and administrative expenses			(7)
Differences in other operating income (expenses), net			(9)
IFRS - operating income			4,316
Financial income (expense), net			221
Income before equity in earnings of non-consolidated companies and income tax			4,537
Equity in earnings of non-consolidated companies			95
Income before income tax			4,633
Net Sales	14,185	684	14,869
Depreciation and amortization	518	31	549

Year ended December 31, 2022	Tubes	Other	Total
Management view - operating income	2,772	75	2,847
Difference in cost of sales			44
Differences in depreciation and amortization			2
Differences in selling, general and administrative expenses			(4)
Differences in other operating income (expenses), net			74
IFRS - operating income			2,963
Financial income (expense), net			(6)
Income before equity in earnings of non-consolidated companies and income tax			2,957
Equity in earnings of non-consolidated companies			209
Income before income tax			3,166

Net Sales	11,133	630	11,763
Depreciation and amortization	588	20	608

Year ended December 31, 2021	Tubes	Other	Total
Management view - operating income	178	65	243
Difference in cost of sales			473
Differences in depreciation and amortization			(1)
Differences in other operating income (expenses), net			(8)
IFRS - operating income			707
Financial income (expense), net			23
Income before equity in earnings of non-consolidated companies and income tax			730
Equity in earnings of non-consolidated companies			513
Income before income tax			1,243

Net Sales	5,994	528	6,521
Depreciation and amortization	575	20	595

Transactions between segments, which were eliminated in consolidation, are mainly related to sales of scrap, energy, surplus raw materials and others from the Other segment to the Tubes segment for $98.5 million, $77.9 million and $45.6 million in 2023, 2022 and 2021, respectively.

There are no material differences between IFRS and management view in total revenues and by reportable segments.

The differences between operating income under IFRS view and the management view are mainly related to the cost of goods sold, reflecting the effect of raw materials prices increases on the valuation of the replacement cost considered for management view compared to IFRS cost calculated at historical cost on a FIFO basis, and other minor timing differences.

The main difference in Other operating income (expenses), net, for the year ended December 31, 2022, is attributable to the effect of the reclassification of the currency translation adjustment reserve related to NKK Tubes’ definitive cease of operations, not impacting the management view.

In addition to the amounts reconciled above, the main differences in net income arise from the impact of functional currencies on financial result, deferred income taxes as well as the result of investment in non-consolidated companies.

Geographical information

	North America	South America	Europe	Asia Pacific, Middle East and Africa (*)	Unallocated (**)	Total
Year ended December 31, 2023
Net sales	7,765,130	3,382,495	1,175,581	2,545,654	-	14,868,860
Total assets	11,210,620	3,751,121	2,839,378	1,671,972	1,608,804	21,081,895
Trade receivables, net	1,222,635	447,379	278,077	532,798	-	2,480,889
Property, plant and equipment, net	3,676,352	1,143,752	794,242	463,833	-	6,078,179
Capital expenditures	214,932	246,061	119,820	38,632	-	619,445
Depreciation and amortization	307,139	115,156	74,862	51,353	-	548,510

Year ended December 31, 2022
Net sales	6,902,787	2,550,402	1,000,833	1,308,504	-	11,762,526
Total assets	9,018,386	3,896,403	2,071,624	1,023,187	1,540,646	17,550,246
Trade receivables, net	1,371,717	583,223	202,753	336,247	-	2,493,940
Property, plant and equipment, net	3,548,844	1,031,423	706,539	269,457	-	5,556,263
Capital expenditures	118,644	176,448	62,143	21,211	-	378,446
Depreciation and amortization	348,550	125,324	76,631	57,218	-	607,723

Year ended December 31, 2021
Net sales	3,360,345	1,311,279	742,463	1,107,120	-	6,521,207
Total assets	7,992,946	2,399,448	1,727,573	945,690	1,383,774	14,449,431
Trade receivables, net	652,483	234,800	180,515	231,274	-	1,299,072
Property, plant and equipment, net	3,805,912	984,413	742,461	292,015	-	5,824,801
Capital expenditures	106,118	63,723	43,344	26,333	-	239,518
Depreciation and amortization	307,116	125,781	89,667	72,157	-	594,721

(*) Starting on January 1, 2023, Asia Pacific and Middle East and Africa segments were merged in a single geographical segment.

(**)For 2023, 2022 and 2021 includes Investments in non-consolidated companies. See note 14 to these Consolidated Financial Statements.

There are no revenues from external customers attributable to the Company’s country of incorporation (Luxembourg).

The principal countries from which the Company derives its revenues are USA (39%), Argentina (15%), Mexico, Canada, Saudi Arabia and Brazil.

Revenue is mainly recognized at a point in time to direct customers, when control has been transferred and there is no unfulfilled performance obligation that could affect the acceptance of the product by the customer. Revenues related to governmental institutions represent approximately 26%, 22% and 23% in 2023, 2022 and 2021 respectively.

Tubes segment revenues by market:

(All amounts in millions of U.S. dollars)

Revenues Tubes	2023	2022	2021
Oil & gas	12,488	9,543	4,895
Oil & gas processing plants	818	738	459
Industrial, power and others	879	852	640
Total	14,185	11,133	5,994

At December 31, 2023, 2022 and 2021, the Company recognized contract liabilities related to customer advances in the amount of $263.7 million, $242.9 million and $92.4 million, respectively. Each of these amounts are reclassified to revenues during the subsequent years. In these periods, no significant adjustments in revenues were performed related to previously satisfied performance obligations.